REGIONS MORGAN KEEGAN SELECT FUNDS

                Regions Morgan Keegan Select Mid Cap Growth Fund
                    Regions Morgan Keegan Select Growth Fund
                  Regions Morgan Keegan Select Core Equity Fund
                 Regions Morgan Keegan Select Mid Cap Value Fund
                     Regions Morgan Keegan Select Value Fund
                   Regions Morgan Keegan Select Balanced Fund
                 Regions Morgan Keegan Select Fixed Income Fund
         Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
         Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
             Regions Morgan Keegan Select Treasury Money Market Fund
                 Regions Morgan Keegan Select Money Market Fund

        Supplement dated March 4, 2008 to Prospectus dated April 1, 2007

THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED PROSPECTUS FOR REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND, REGIONS MORGAN KEEGAN SELECT GROWTH FUND, REGIONS MORGAN KEEGAN SELECT CORE EQUITY FUND, REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND, REGIONS MORGAN KEEGAN SELECT VALUE FUND, REGIONS MORGAN KEEGAN SELECT BALANCED FUND, REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS"), EACH A SERIES OF REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

The following information supplements the disclosure in the "How to Redeem Shares" section of the Funds' Prospectus:


IN-KIND REDEMPTIONS. Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Fund's per share net asset value ("NAV"). However, each Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000, or (2) 1% of the NAV of the Fund at the beginning of such period. Each Fund will redeem in kind when the Board of Trustees has determined that it is in the best interests of a Fund's shareholders as a whole. The Board of Trustees has adopted procedures for making in kind redemptions to affiliated shareholders (i.e., shareholders with a 5% or greater holding in a Fund). If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).



                       Regions Morgan Keegan Select Funds
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426
                                www.rmkfunds.com

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



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                       REGIONS MORGAN KEEGAN SELECT FUNDS

                Regions Morgan Keegan Select Mid Cap Growth Fund
                    Regions Morgan Keegan Select Growth Fund
                  Regions Morgan Keegan Select Core Equity Fund
                 Regions Morgan Keegan Select Mid Cap Value Fund
                     Regions Morgan Keegan Select Value Fund
                   Regions Morgan Keegan Select Balanced Fund
                 Regions Morgan Keegan Select Fixed Income Fund
         Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
         Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
             Regions Morgan Keegan Select Treasury Money Market Fund
                 Regions Morgan Keegan Select Money Market Fund


Supplement dated March 4, 2008 to the Statement of Additional Information dated April 1, 2007

THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED STATEMENT OF ADDITIONAL INFORMATION FOR REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND, REGIONS MORGAN KEEGAN SELECT GROWTH FUND, REGIONS MORGAN KEEGAN SELECT CORE EQUITY FUND, REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND, REGIONS MORGAN KEEGAN SELECT VALUE FUND, REGIONS MORGAN KEEGAN SELECT BALANCED FUND, REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND, EACH A SERIES OF REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.


      THE FOLLOWING INFORMATION SUPPLEMENTS THE DISCLOSURE IN THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION:

      Effective December 31, 2007, Allen B. Morgan, Jr. and Jack R. Blair retired from the Board of Trustees. Mr. Morgan served as an Interested Trustee and Chairman, and Mr. Blair served as an Independent Trustee. Effective February 15, 2008, the Board of Trustees reduced the number of Trustees to six and appointed J. Kenneth Alderman, an Interested Trustee on the Board, as Chairman.



                       Regions Morgan Keegan Select Funds
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426
                                www.rmkfunds.com

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE